Fair Value Measurements - Other Real Estate Owned and Repossessed Assets (Details) - Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total Fair Value
Fair Value Measurements
Impaired loans	$ 2,905	$ 3,258
Other real estate and repossessed assets	13,691	13,182
Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	1,320	1,583
Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	153	153
Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	115	880
Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	1,317	49
Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	593
Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(370)	(788)
Gains (losses) on other real estate owned and repossessed assets	15	250
Total Gains (Losses) | Commercial, financial, and agricultural
Fair Value Measurements
Gains (losses) on impaired loans	(244)	(521)
Total Gains (Losses) | Commercial real estate | Construction
Fair Value Measurements
Gains (losses) on impaired loans	(27)	0
Total Gains (Losses) | Commercial real estate | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(20)	(26)
Total Gains (Losses) | Residential real estate | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(44)	(204)
Total Gains (Losses) | Installment and other consumer
Fair Value Measurements
Gains (losses) on impaired loans	(35)	(37)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Significant Unobservable Inputs (Level 3) | Total Fair Value
Fair Value Measurements
Impaired loans	2,905	2,665
Other real estate and repossessed assets	13,691	13,182
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	1,320	1,583
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	153	153
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	115	880
Significant Unobservable Inputs (Level 3) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	1,317	49
Significant Unobservable Inputs (Level 3) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	$ 0	$ 0